PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.8%
513,672  Vanguard Long-Term
Treasury ETF
$ 29,207,390
2.0
1,463,412
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
71,999,871
4.9
764,449  Xtrackers USD High
Yield Corporate Bond
ETF
28,368,702
1.9
Total Exchange-Traded
Funds
(Cost $127,301,204)
129,575,963
8.8
MUTUAL FUNDS : 91.0%
Affiliated Investment Companies : 91.0%
1,517,914  Voya U.S. Bond Index
Portfolio - Class I
13,934,450
0.9
6,944,431  Voya VACS Index
Series EM Portfolio
98,958,137
6.7
25,299,879  Voya VACS Index
Series I Portfolio
339,271,376
23.0
6,046,077  Voya VACS Index
Series MC Portfolio
79,082,691
5.3
49,244,893  Voya VACS Index
Series S Portfolio
782,008,895
53.0
2,697,830  Voya VACS Index
Series SC Portfolio
30,485,474
2.1
Total Mutual Funds
(Cost $1,017,601,618)
1,343,741,023
91.0
Total Long-Term
Investments
(Cost $1,144,902,822)
1,473,316,986
99.8
Total Investments in
Securities
(Cost $1,144,902,822) $ 1,473,316,986 99.8
Assets in Excess of
Other Liabilities 3,000,650 0.2
Net Assets $ 1,476,317,636 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 129,575,963 $ — $ — $ 129,575,963
Mutual Funds 1,343,741,023 — — 1,343,741,023
Total Investments, at fair value $ 1,473,316,986 $ — $ — $ 1,473,316,986
Liabilities Table
Other Financial Instruments+
Futures $ (57,291) $ — $ — $ (57,291)
Total Liabilities $ (57,291) $ — $ — $ (57,291)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 13,877,767 $ (13,877,767) $ — $ — $ 24,625 $ 1,525,738 $ 1,377,060
Voya Short Duration Bond Fund -
Class R6
6,452,860 85,497 (6,531,447) (6,910) — 44,843 27,673 —
Voya U.S. Bond Index Portfolio -
Class I
13,125,409 6,403,849 (5,960,853) 366,045 13,934,450 395,334 9,045 —
Voya VACS Index Series EM
Portfolio
83,780,053 4,791,810 (9,048,067) 19,434,341 98,958,137 1,530,671 1,458,061 12,633
Voya VACS Index Series I Portfolio
304,606,880 46,156,778 (61,273,512) 49,781,230 339,271,376 8,638,442 12,794,635 —
Voya VACS Index Series MC
Portfolio
73,950,302 41,058,235 (31,913,146) (4,012,700) 79,082,691 1,251,460 6,591,409 2,071,516
Voya VACS Index Series S
Portfolio
657,601,622 120,052,574 (40,867,826) 45,222,525 782,008,895 8,615,027 19,759,957 29,368,315
Voya VACS Index Series SC
Portfolio
45,766,576 6,483,259 (18,101,583) (3,662,778) 30,485,474 676,618 2,643,466 2,922,739
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
64,847,265 21,192,176 (16,101,769) 2,062,199 71,999,871 2,404,881 (628,457) —
$ 1,250,130,967 $ 260,101,945 $ (203,675,970) $ 109,183,952 $ 1,415,740,894 $ 23,581,901 $ 44,181,527 $ 35,752,263
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2045 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 328 12/31/25 $ 35,816,063 $ (23,702)
$ 35,816,063 $ (23,702)
Short Contracts:
3-month SOFR (148) 03/17/26 (35,636,550) (33,589)
$ (35,636,550) $ (33,589)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 328,414,164
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 328,414,164